SCHEDULE OF CONTRACT ASSETS (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
As at January 1
Rights of consideration for service rendered but not billed	4,189,989
As at December 31	$ 4,189,989